Acquired Intangible Assets, Net	9 Months Ended
Sep. 30, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Acquired Intangible Assets, Net

5.    Acquired Intangible Assets, Net

Acquired intangible assets, net consist of the following:

	As of December 31,		As of September 30,
	2011	2012	2013
	(in thousands)		(unaudited)
Assembled workforce(1)	$—	$1,900	$1,900
Technology Licenses	150	150	116
Software	—	—	265
Montage Macao license(2)	—	—	129
Less: accumulated amortization	(56)	(554)	(1,390)

	$94	$1,496	$1,020

For the years ended December 31, 2010, 2011 and 2012 and the nine months ended September 30, 2012 and 2013, amortization expense was $500, $178, $498, $162 (unaudited) and $986 (unaudited), respectively.

As of December 31, 2012, the Company expects to record estimated amortization expenses of $1,285, $211, $0, $0 and $0 for the years ending December 31, 2013, 2014, 2015, 2016 and 2017, respectively.

As of September 30, 2013, the Company expects to record estimated amortization expenses of $324 (unaudited), $240 (unaudited), $24 (unaudited), $23 (unaudited) and $23 (unaudited) for the three months ended December 31, 2013 and the years ended December 31, 2014, 2015, 2016 and 2017, respectively.

(1) Assembled workforce

On August 23, 2012, Montage Technology Hong Kong Limited, a wholly owned subsidiary of the Company, entered into agreements with a third party to acquire a research and development workforce, intellectual property (“IP”) and computers and office equipment for total cash consideration of $2,016. The acquisition has been completed in September 2012. The Company determined that the acquisition of research and development workforce, IP and computers and office equipment should be accounted for an asset acquisition as the group of assets acquired by the Company did not meet the definition of a business as pursuant to ASC 805. The Company allocated the total consideration to the acquired research and development workforce, IP (which was obsolete) and computers and office equipment with the amount of $1,900, $0 and $116, respectively, on the acquisition date. The research and development workforce is recorded as assembled workforce and amortized on a straight line basis over 18 months as the Company expected the acquired workforce to provide economic benefit to the Company during this period based on the Company’s prior experience in developing research and development workforce and conducting research and development activities.

(2) Montage Macao license (unaudited)

The Company entered into a memorandum of understanding to acquire Sonoma Commercial Offshore, Ltd, a Macao Offshore Company, which was subsequently renamed Montage Technology Commercial Offshore Limited (“Montage Macao”), to be the principal entity in the Company’s international corporate structure. The acquisition of Montage Macao was completed in May 2013 when Montage Macao completed its registration with the Macao government and the Company took control over Montage Macao. Montage Macao did not have any assets or liabilities other than a qualification license as a commercial offshore entity in Macao. The Company determined that the acquisition of Montage Macao shall be accounted for as an asset acquisition of its commercial offshore license qualification in Macao as it did not meet the definition of a business as pursuant to ASC 805-20-20 and ASC 805-10-55-4 through 805-10-55-9. The useful life of the commercial offshore license qualification in Macao is indefinite as long as the Company maintains its offshore business in Macao. Therefore, the acquisition cost of $129 for the commercial offshore license is not amortized and shall be tested for impairment annually or more frequently if events or changes in circumstances indicate that the commercial offshore license might be impaired pursuant to ASC 350-30-35-18 through 35-20.